SIGNIFICANT ACCOUNTING POLICIES - Deferred revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Current portion, end of the period	$ 35,770	$ 33,538